CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 16,640	$ 0	$ 16,640	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	1,527,699	394,654	5,182,358	1,131,662	2,472,238	1,610,331
Research and development	20,357	0	217,229	79,550	79,550	153,250
Facility operations	398,504	154,470	810,260	234,113	403,029	232,318
Depreciation	218,134	18,173	830,409	37,850	346,437	100,359
Amortization	367,500	0	514,000	0	0	0
Total operating expenses	2,532,194	567,297	7,554,256	1,483,175	3,301,254	2,096,258
Net loss from operations	(2,515,554)	(567,297)	(7,537,616)	(1,483,175)		(2,096,258)
Other income (expense):
Interest expense	(80,991)	(42,541)	(228,190)	(102,057)	(144,204)	(178,425)
Amortization of debt discount	(340,000)	0	(576,364)		(47,273)	(577,228)
Financing costs	(1,393,000)	0	(1,502,953)	0	(64,452)	(236,718)
Change in fair value of derivative liability	(137,000)		(137,000)	(29,000)	(29,000)	(27,000)
Change in fair value of warrant liability	0	0	0	0	0	3,000
Loss on warrant settlement	0	0	0		0	(635,000)
Loss on disposal of fixed assets	0	0	0		0	(71,138)
Loss due to fire					0	(992,285)
Gain on Vero Blue note settlement	500,000	0	500,000	0
Legal Settlement	29,400,000	0	29,400,000	0	308,250
Forgiveness of PPP loan	0	0	103,200	0
Total other income (expense)	(30,850,991)	(42,541)	(31,241,307)	(195,509)	(284,929)	(2,714,794)
Loss before income taxes	(33,366,545)	(609,838)	(38,778,923)		(3,586,183)	(4,811,052)
Provision for income taxes	0	0	0	0	0	0
Net loss	(33,366,545)	(609,838)	(38,778,923)	(1,678,684)	(3,586,183)	(4,811,052)
Less net loss attributable to non-controlling interest	0	(1,074)	0	(4,655)	(5,729)	(82,101)
Net loss attributable to NaturalShrimp Incorporated	(33,366,545)	(608,764)	(38,778,923)	(1,674,029)	(3,580,454)	(4,728,951)
Amortization of beneficial conversion feature on Preferred shares		(443,333)	(817,376)	(1,543,333)	(1,720,833)	(475,000)
Redemption and exchange of Series D Preferred shares			(5,792,947)
Accretion on Series D Preferred shares					(302,500)
Dividends		(172,291)		(317,083)	(317,083)	0
Net loss available for common stockholders	$ (33,366,545)	$ (1,224,388)	$ (45,389,246)	$ (3,534,445)	$ (5,920,870)	$ (5,203,951)
EARNINGS PER SHARE (Basic and diluted)	$ (0.05)	$ (0.00)	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic and diluted)	635,536,459	451,549,772	608,191,555	419,177,832	501,477,593	326,835,226